Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	May 31, 2019	May 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (854,895)	$ (2,980,184)	$ (3,565,272)	$ (8,862)
Adjustments to reconcile net (loss) income to net cash (used in) operating activities:
Interest earned on marketable securities held in trust account		(401,418)	(403,984)	(521,702)
Accrued expense to related party		3,620
Depreciation expense	21,148		5,298
Amortization expense	102,812		85,677
Impairment of cost method investment			150,000
Debt forgiveness income	(93,761)		(369,206)
Issuance of shares for services	153,011	2,125,000	2,170,110
Changes in operating assets and liabilities:
Accounts receivable	(67,971)
Inventory	(18,984)
Prepaid expenses	(5,671)	3,114	3,170
Security deposits	(2,568)		(12,318)
Deferred legal fees			(100,000)
Deferred brokerage fees	5,056
Deferred revenues	14,812
Accounts payable	13,658
Accrued expenses	(89,101)	872,291	641,270	63,579
Due from related party	(13,342)
Income taxes payable				(3,168)
Net cash used in operating activities	(835,796)	(377,577)	(1,395,255)	(470,153)
Cash flows from investing activities:
Investment at cost		(150,000)	(150,000)
Investment of cash in Trust Account				(52,780,000)
Interest income released from Trust Account		401,418		406,050
Cash purchased in acquisition	26,180		75,930
Lease liability net of lease asset	(776)		775
Purchase of property and equipment	(156,319)		(122,529)
Net cash provided by (used in) investing activities	(130,915)	251,418	(195,824)	(52,373,950)
Cash flows from financing activities:
Payment of offering costs		(20,000)		(253,880)
Cash in trust		53,178,520	54,648,148
Non-controlling interest of original investment in subsidiaries	24,013	(45,455,596)
Private placement funds received	50,000
Gross proceeds from sale of Units, net of commissions				50,860,100
Proceeds from sale of Private Units			1,925,000	2,615,000
Proceeds from note payable - related party, net			12,143	171,035
Repayment of note payable - related party, net				(120,089)
Settlement of redeemable common stock			(46,291,685)
Cash held in trust account used to settle common stock redemption obligation			(7,620,432)
Net cash provided by financing activities	74,013	7,702,924	2,673,174	53,272,166
Net change in cash and cash equivalents	(892,698)	7,576,765	1,082,095	428,063
Cash and cash equivalents - beginning of period	1,540,158	458,063	458,063	30,000
Cash and cash equivalents - end of period	647,460	8,034,828	1,540,158	458,063
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information
Common stock redemption obligation		7,973,300
Common stock issued for consideration in an acquisition	1,440,000		6,090,000
Deferred underwriting fees charged to additional paid in capital				1,820,000
Deferred legal fees charged to additional paid in capital				100,000
Issuance of common stock issued to underwriters charged to additional paid in capital				44,327,271
Change in value of common stock subject to possible redemption				1,967,441
Offering costs charged to additional paid capital				$ 25,000
Acquisition of PLAYlive:
Goodwill	2,226,166
Property and equipment	9,503
Deferred brokerage fees	805,975
Accounts payable	(3,574)
Deferred revenue	$ (1,624,250)